CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Total
At 1 January 2021 at Dec. 31, 2020	£ 1,063	£ 74,364	£ 53,003	£ 720	£ (122,432)	£ 6,718
IfrsStatementLineItems [Line Items]
Loss for the year					(5,460)	(5,460)
Total comprehensive loss					(5,460)	(5,460)
Transactions with owners
Shares issued on 19 February 2021		161				161
Costs associated with share issue on 19 February 2021		(10)				(10)
Costs associated with share issue on 6 July 2021		(1,046)				(1,046)
Share-based payment charge					89	89
Total contribution by and distributions to owners	35	9,070			89	9,194
Shares issued on 6 July 2021	35	9,965				10,000
At 31 December 2021 at Dec. 31, 2021	1,098	83,434	53,003	720	(127,803)	10,452
IfrsStatementLineItems [Line Items]
Loss for the year					(7,656)	(7,656)
Total comprehensive loss					(7,656)	(7,656)
Transactions with owners
Shares issued on 19 February 2021	10	311				321
Costs associated with share issue on 19 December 2022		(78)				(78)
Share-based payment charge					123	123
Total contribution by and distributions to owners	10	233			123	366
Shares issued on 6 July 2021
At 31 December 2021 at Dec. 31, 2022	1,108	83,667	53,003	720	(135,336)	3,162
IfrsStatementLineItems [Line Items]
Loss for the year					(7,079)	(7,079)
Total comprehensive loss					(7,079)	(7,079)
Transactions with owners
Shares issued on 19 February 2021	1,956	3,013				4,969
Costs associated with share issue on 19 February 2021		(903)				(903)
Shares issued on 26 May 2023	2,380				(355)	2,025
Costs associated with share issue on 19 December 2022					(527)	(527)
Shares issued on 21 December 2023	485			1,315	(1,273)	527
Costs associated with share issue on 6 July 2021					(441)	(441)
Issue of shares to purchase intangible asset	324	955		1,422		2,701
Share-based payment charge					244	244
Total contribution by and distributions to owners	5,145	3,065		2,737	(2,352)	8,595
At 31 December 2021 at Dec. 31, 2023	£ 6,253	£ 86,732	£ 53,003	£ 3,457	£ (144,767)	£ 4,678